Provisions and Other Liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible decrease in actuarial assumption	(0.50%)
General inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Pension benefits indexation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Healthcare cost inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Mortality table [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in mortality table in years	1 year
France [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 137
France [member] | General inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	71
France [member] | Pension benefits indexation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	84
France [member] | Mortality table [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	58
Germany [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	223
Germany [member] | General inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	315
Germany [member] | Pension benefits indexation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	306
Germany [member] | Mortality table [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	82
US [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	167
US [member] | General inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	1
US [member] | Healthcare cost inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	32
US [member] | Mortality table [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	65
UK [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	244
UK [member] | General inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	128
UK [member] | Pension benefits indexation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	134
UK [member] | Mortality table [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 103